Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 18 –SUBSEQUENT EVENTS

Management has evaluated events subsequent through November 18, 2013 for transactions and other events that may require adjustment of and/or disclosure in such financial statements and these included:

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On October 3, 2013 the Company amended and restated the certificate of incorporation to decrease the number of authorized shares of common stock and preferred stock to 50,000,000 and 1,000,000 respectively.  The Company also reduced the par value of the common stock to $0.001 from $0.10.

Note 19 –SUBSEQUENT EVENTS

Management has evaluated events subsequent through October 14, 2013 for transactions and other events that may require adjustment of and/or disclosure in such financial statements and these included:

·	The shareholders and board of directors voted to reduce the authorized common stock to 50,000,000 common shares and 1,000,000 preferred shares.
·	The Company granted options to purchase 75,000 shares of common stock to three board members pursuant to the 2013 Omnibus Incentive Plan.
·	The Company issued 350,000 restricted shares of common stock for consulting fees.
·	The Company granted options to purchase 25,000 shares of common stock to an employee.